UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Financial Opportunities Fund

Ticker: BTO

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 104.4% (85.3% of Total Investments)		$465,040,060

(Cost $354,171,979)

Financials 104.4%		465,040,060

Banks 87.7%
1st Source Corp. (Z)	88,689	2,517,870
Access National Corp.	51,655	826,480
Ameris Bancorp (Z)	243,266	5,312,929
Anchor Bancorp Wisconsin, Inc. (I)(R)	169,300	2,740,975
Anchor Bancorp, Inc. (I)	88,416	1,702,008
Avenue Bank (I)	300,000	2,713,529
Avidbank Holdings (I)	200,000	2,234,880
Bank of America Corp. (Z)	384,352	5,861,368
Bank of Marin Bancorp, Class A	15,929	713,938
Bankwell Financial Group, Inc. (I)	76,657	1,310,835
Bar Harbor Bankshares	80,020	2,184,546
BB&T Corp. (Z)	377,599	13,978,715
Bridge Capital Holdings (I)(Z)	150,564	3,211,530
Bryn Mawr Bank Corp. (Z)	80,000	2,360,000
BSB Bancorp, Inc. (I)(Z)	177,195	3,045,982
Camden National Corp.	36,776	1,302,974
Cascade Bancorp (I)	211,303	1,145,262
Centerstate Banks, Inc.	116,069	1,209,439
Chemical Financial Corp.	116,773	3,222,935
City Holding Company (Z)	39,363	1,639,469
Comerica, Inc. (Z)	193,525	9,726,567
Commerce Bancshares, Inc. (Z)	95,424	4,299,805
Community National Bank (I)	132,221	1,844,483
ConnectOne Bancorp, Inc.	56,578	1,074,982
CU Bancorp (I)	91,813	1,704,049
DNB Financial Corp.	78,515	1,629,971
Eastern Virginia Bankshares, Inc. (I)	268,537	1,697,154
Evans Bancorp, Inc.	69,760	1,632,384
FCB Financial Holdings, Inc., Class A (I)(S)	284,903	6,089,802
FCB Financial Holdings, Inc., Class B (I)(S)	6,901	147,509
Fifth Third Bancorp (Z)	452,067	9,258,332
First Bancorp, Inc. (Z)	266,499	4,373,249
First Community Corp.	136,228	1,450,828
First Connecticut Bancorp, Inc.	50,212	747,155
First Financial Bancorp (Z)	146,045	2,386,375
First Horizon National Corp. (Z)	180,033	2,120,789
First Merchants Corp.	118,683	2,365,352
First Security Group, Inc./TN (I)	1,192,189	2,336,690
First Security Group, Inc./KY (I)	83,942	1,641,501
FirstMerit Corp. (Z)	139,359	2,452,718
Flushing Financial Corp. (Z)	192,160	3,570,333
FNB Corp. (Z)	767,513	9,440,410
Frost Bankers, Inc. (Z)	208,025	16,219,709
Glacier Bancorp, Inc. (Z)	223,556	5,919,763
Guaranty Bancorp	22,818	296,634
Hamilton State Bancshares (I)	500,000	3,138,309
Hancock Holding Company (Z)	245,752	7,972,195
Heritage Commerce Corp. (Z)	387,733	3,101,864
Heritage Financial Corp. (Z)	194,590	3,095,927
Heritage Oaks Bancorp (I)	650,719	4,646,134
Independent Bank Corp.	125,407	1,660,389
Independent Bank Corp. (Z)	195,961	7,154,536

1

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Intermountain Community Bancorp (I)	115,108	$2,097,268
John Marshall Bank (I)	31,938	566,900
JPMorgan Chase & Company (Z)	274,274	15,817,382
M&T Bank Corp. (Z)	102,651	12,472,097
MB Financial, Inc. (Z)	183,150	4,934,061
Mercantile Bank Corp.	45,424	868,507
Monarch Financial Holdings, Inc.	162,521	1,912,872
MutualFirst Financial, Inc.	100,539	1,933,365
NewBridge Bancorp (I)	207,422	1,553,591
Northrim BanCorp, Inc.	99,739	2,443,606
Old Second Bancorp, Inc. (I)	202,363	979,437
Pacific Continental Corp.	183,645	2,468,189
PacWest Bancorp (Z)	41,762	1,740,223
Park National Corp. (Z)	42,113	3,172,793
Park Sterling Corp. (Z)	585,931	4,019,487
Peoples Bancorp, Inc.	74,645	1,741,468
Prosperity Bancshares, Inc. (Z)	127,654	7,420,527
Sandy Spring Bancorp, Inc.	57,363	1,342,868
Shore Bancshares, Inc. (I)	170,296	1,507,120
Sierra Bancorp	140,000	2,212,000
Simmons First National Corp., Class A (Z)	28,116	1,114,237
South State Corp. (Z)	82,457	4,791,576
Southern First Bancshares, Inc. (I)	61,519	861,266
Southwest Bancorp, Inc.	110,118	1,698,020
Square 1 Financial, Inc., Class A (I)	48,942	932,835
State Bank Financial Corp.	103,998	1,717,007
Stock Yards Bancorp, Inc.	10,929	319,892
Suffolk Bancorp (Z)(I)	135,334	2,740,514
Sun Bancorp, Inc. (I)	630,331	2,370,045
SunTrust Banks, Inc. (Z)	278,451	10,595,061
Swedbank AB, Class A	216,597	5,548,699
Talmer Bancorp, Inc. (I)	896,300	11,932,208
The Community Financial Corp.	56,672	1,246,784
The PNC Financial Services Group, Inc. (Z)	188,867	15,592,860
Trico Bancshares (Z)	202,536	4,530,730
Trustmark Corp. (Z)	123,537	2,845,057
U.S. Bancorp (Z)	385,314	16,194,747
Union Bankshares Corp. (Z)	214,144	5,113,759
United Bankshares, Inc.	74,856	2,401,380
VantageSouth Bancshares, Inc. (I)	247,500	1,435,500
Virginia Heritage Bank (I)	43,877	1,208,811
Washington Trust Bancorp, Inc. (Z)	123,905	4,262,332
Wells Fargo & Company	265,725	13,525,403
WesBanco, Inc. (Z)	137,003	4,093,650
WestAmerica Bancorp. (Z)	25,066	1,198,656
Westbury Bancorp, Inc. (I)	88,349	1,333,186
Wilshire Bancorp, Inc. (Z)	406,363	3,827,939
Yadkin Financial Corp. (I)(Z)	219,197	4,068,296
Zions Bancorporation (Z)	265,769	7,659,463

Capital Markets 5.9%
Apollo Global Management LLC, Class A	41,658	1,093,939
Apollo Investment Corp.	350,000	2,971,500
KKR & Company LP	128,055	2,935,021
State Street Corp.	42,722	3,009,338
The Blackstone Group LP	98,870	3,231,072
The Carlyle Group LP (Z)	323,995	10,814,953

2

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Triplepoint Venture Growth BDC Corp.	125,000	$1,903,750

Insurance 0.9%
Gjensidige Forsikring ASA	210,539	4,059,594

Real Estate Investment Trusts 0.2%
Digital Realty Trust, Inc. (Z)	14,500	933,655

Thrifts & Mortgage Finance 9.7%
Berkshire Hills Bancorp, Inc. (Z)	358,903	8,674,686
Cheviot Financial Corp.	114,092	1,464,941
First Defiance Financial Corp. (Z)	125,381	3,386,541
Georgetown Bancorp, Inc.	65,000	977,600
Heritage Financial Group, Inc. (Z)	123,914	2,490,671
Hingham Institution for Savings (Z)	70,000	5,780,600
HomeStreet, Inc. (Z)	134,465	2,345,070
Hudson City Bancorp, Inc. (Z)	267,248	2,605,668
Provident Financial Holdings, Inc.	97,339	1,387,081
River Valley Bancorp	46,552	1,012,040
Simplicity Bancorp, Inc.	109,586	1,775,293
Southern Missouri Bancorp, Inc.	56,094	2,005,361
United Community Financial Corp.	634,588	2,728,728
United Financial Bancorp, Inc.	108,463	1,375,311
WSFS Financial Corp. (Z)	73,787	5,282,411

Preferred Securities 9.6% (7.8% of Total Investments)		$42,622,581

(Cost $39,476,981)

Financials 9.6%		42,622,581

Banks 3.2%
First Bancshare, 9.000%	210,000	3,034,500
First Citizens Bancshares, Inc., Series A, 9.000%	15,038	3,343,699
Fresno First Bank, Series C, 5.000%	11,660	1,177,660
HomeTown Bankshares Corp., 6.000%	1,050	1,050,000
Synovus Financial Corp., Series C, 7.875% (Z)	200,000	5,566,000

Capital Markets 1.3%
Hercules Technology Growth Capital, Inc., 7.000% (Z)	78,825	2,046,297
JMP Group, Inc., 7.250%	80,000	2,061,600
JMP Group, Inc., 8.000% (Z)	61,877	1,590,858

Real Estate Investment Trusts 2.6%
American Homes 4 Rent, 5.500%	100,000	2,476,000
Arbor Realty Trust, Inc., 7.375%	100,000	2,469,000
FelCor Lodging Trust, Inc., Series A, 1.950%	86,950	2,191,140
Sotherly Hotels, Inc., 8.000%	60,000	1,582,800
Strategic Hotels & Resorts, Inc., Series B, 8.250% (Z)	112,600	2,878,056

Thrifts & Mortgage Finance 2.5%
Banc of California, Inc., 7.500%	143,088	3,705,979
Flagstar Bancorp, Inc., 9.000%	5,000	5,336,992
WSFS Financial Corp., 6.250% (Z)	80,000	2,112,000

3

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

		Maturity
Rate (%)		date	Par value	Value

Corporate Bonds 4.8% (3.9% of Total Investments)				$21,515,760

(Cost $20,635,952)

Financials 4.8%				21,515,760

Banks 3.7%
Synovus Financial Corp.	7.875	02/15/19	3,000,000	3,397,500
United Community Banks, Inc.	9.000	10/15/17	3,500,000	3,990,000
VantageSouth Bancshares, Inc.	7.625	08/12/23	5,000,000	5,162,472
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	4,150,000	3,989,188

Capital Markets 0.5%
E*TRADE Financial Corp. (Z)	6.000	11/15/17	2,000,000	2,066,600

Diversified Financial Services 0.6%
Nationstar Mortgage LLC	6.500	07/01/21	3,000,000	2,910,000

Convertible Bonds 1.1% (1.0% of Total Investments)				$5,180,000

(Cost $5,000,000)

Financials 1.1%				5,180,000

BlackRock Kelso Capital Corp. (Z)	5.500	02/15/18	3,000,000	3,161,250
New Mountain Finance Corp. (S)	5.000	06/15/19	2,000,000	2,018,750

			Shares	Value

Warrants 1.5% (1.2% of Total Investments)				$6,534,082

(Cost $3,638,333)

Financials 1.5%				6,534,082

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			58,437	1,059,537
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	730,583
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)			93,762	1,976,503
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			179,379	2,424,161
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,281	192,459
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.11) (I)			30,979	7,745
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)			25,507	143,094

		Maturity	Par value
Yield* (%)		date		Value

Certificate of Deposit 0.0% (0.0% of Total Investments)				$77,670

(Cost $77,670)

Country Bank for Savings	1.000	08/28/14	1,936	1,936
First Bank Richmond	0.990	12/05/16	20,395	20,395
First Bank System, Inc.	0.549	04/02/15	4,906	4,906
First Federal Savings Bank of Louisiana	0.100	01/06/15	3,032	3,032
Framingham Cooperative Bank	0.750	09/08/15	3,951	3,951
Home Banks	1.739	11/04/21	18,927	18,927
Hudson Savings	0.700	04/20/15	2,128	2,128
Machias Savings Bank	0.500	05/24/15	1,946	1,946
Midstate Federal Savings and Loan	0.500	05/27/15	1,989	1,989
Milford Bank	0.300	06/04/15	1,891	1,891
Milford Federal Savings and Loan Association	0.200	10/21/14	2,024	2,024
Mount McKinley Savings Bank	0.180	12/03/14	1,697	1,697
Mt. Washington Bank	0.700	10/30/15	1,873	1,873
Newburyport Five Cent Savings Bank	0.750	10/20/14	2,062	2,062

4

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

		Maturity	Par value
	Yield* (%)	date		Value
Newton Savings Bank	0.450	05/30/15	1,929	$1,929
OBA Federal Savings and Loan	0.400	12/15/14	1,322	1,322
Plymouth Savings Bank	0.200	04/21/15	1,931	1,931
Salem Five Cents Savings Bank	0.250	12/17/14	1,726	1,726
Sunshine Federal Savings and Loan Association	0.500	05/10/15	2,005	2,005

			Par value	Value

Short-Term Investments 1.0% (0.8% of Total Investments)				$4,478,000

(Cost $4,478,000)

Repurchase Agreement 1.0%				4,478,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at 0.000% to be repurchased at $4,478,000 on 8-1-14, collateralized by $4,585,000 Federal Home
Loan Mortgage Corp., 1.100% due 10-5-17 (valued at $4,567,806, including interest)			4,478,000	4,478,000

Total investments (Cost $427,478,915)† 122.4%				$545,448,153

Other assets and liabilities, net (22.4%)				($99,874,118)

Total net assets 100.0%				$445,574,035

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

Issuer,	Original	Acquisition	Beginning	Ending	Value as a	Value as
Description	acquisition	cost	share	share	percentage of	of 7-31-14
	date		amount	amount	fund's net assets

Anchor Bancorp
Wisconsin, Inc.	9-20-13	$3,385,993	169,300	169,300	0.62%	$2,740,975

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-14 was $209,464,723.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $427,494,547. Net unrealized appreciation aggregated $117,953,606, of which $129,657,570 related to appreciated investment securities and $11,703,964 related to depreciated investment securities.

5

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with market value of approximately $12,759,191 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in a active markets for idential securities became available. Securities with market value of approximately $2,019,540 at the beginning of the year were transferred from Level 3 to Level 2 during the period since significant observable inputs became available.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
Banks	$390,795,236	$353,172,324	$21,151,287	$16,471,625
Capital Markets	25,959,573	25,959,573	—	—
Insurance	4,059,594	—	4,059,594	—
Real Estate Investment Trusts	933,655	933,655	—	—
Thrifts & Mortgage Finance	43,292,002	43,292,002	—	—
Preferred Securities
Banks	14,171,859	11,944,199	1,177,660	1,050,000
Capital Markets	5,698,755	5,698,755	—	—
Real Estate Investment Trusts	11,596,996	11,596,996	—	—
Thrifts & Mortgage Finance	11,154,971	5,817,979	5,336,992	—
Corporate Bonds
Banks	16,539,160	—	7,386,688	9,152,472
Capital Markets	2,066,600	—	2,066,600	—
Diversified Financial Services	2,910,000	—	2,910,000	—
Convertible Bonds	5,180,000	—	5,180,000	—
Warrants	6,534,082	3,050,384	3,483,698	—
Certificate of Deposit	77,670	—	77,670	—
Short-Term Investments	4,478,000	—	4,478,000	—

Total Investments in Securities	$545,448,153	$461,465,867	$57,308,189	$26,674,097

6

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs wer used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	COMMON	PREFERRED	CORPORATE
INVESTMENTS IN SECURITIES	STOCKS	STOCKS	BONDS	TOTAL

Balance as of 10-31-13	$23,979,744	$8,988,653	$8,762,500	$41,730,897

Realized gain (loss)	-	252,699	-	252,699

Change in unrealized appreciation (depreciation)	(1,961,695)	(363,662)	389,972	(1,935,385)

Purchases	2,718,326	-	-	2,718,326

Sales	-	(7,827,690)	-	(7,827,690)

Transfers into Level 3	-	-	-	-

Transfers out of Level 3	(8,264,750)	-	-	(8,264,750)

Balance as of 7-31-14	$16,471,625	1,050,000	$9,152,472	$26,674,097

Change in unrealized at period end*	$1,332,789	-	$389,972	$1,722,761

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations .

The valuation techniques and significant amounts of unobservable inputs used in the fair value measuremnt of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 7-31-14

				1.0345x - 1.2995x
Common Stocks	$8,592,813	Market Approach	Book Value multiple/	(weighted average 1.2033x)
			Discount for lack of marketability	10%

			Book Value multiple/	1.0078x
	1,641,501	Market Approach	Discount for lack of marketability	20%

			Mid-point range/	$22.50
	6,237,311	Market Approach	Discount for lack of marketability	5%

	$16,471,625

Preferred Stock	$1,050,000	Market Approach	Offered Quotes	$1,000.00

Corporate Bonds	$3,990,000	Market Approach	Offered Quotes	$114.00

	5,162,472	Market Approach	Yield spread	208bps

	$9,152,472

Total	$26,674,097

Increases/decreases in book value multiples, offered quotes, or yield spread may result in increases/decreases in security valuation.
Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

7

Financial Opportunities Fund
As of 7-31-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.

P9Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014